Expense Example {- Fidelity® Tax-Exempt Money Market Fund} - 10.31 Fidelity Tax-Exempt Money Market Fund & Treasury Money Market Fund Retail Combo PRO-17 - Fidelity® Tax-Exempt Money Market Fund - Fidelity Tax-Exempt Money Market Fund-Retail Class
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 43
3 years	142
5 years	255
10 years	$ 583